FINANCE COSTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of changes in accounting estimates [line items]
Unwinding of discounts on provisions	$ 11.1	$ 16.7
Interest expense on long-term debt	71.8	75.6
Financing costs paid on early note redemption (Note 28)	35.0	14.7
Interest expense on lease liabilities (Note 34)	4.4	0.0
Amortization of deferred financing, bank, financing fees and other finance costs (i)	21.9	30.4
Finance costs	144.2	137.4
Interest on deferred revenue contracts	$ 9.4	$ 16.0